Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Investment properties	$ 61,754	$ 64,613
Equity accounted investments	20,233	20,807
Property, plant and equipment	5,266	5,623
Goodwill	745	832
Intangible assets	868	964
Other non-current assets	4,073	3,578
Loans and notes receivable	179	152
Total non-current assets	93,118	96,569
Current assets
Loans and notes receivable	274	73
Accounts receivable and other	2,042	2,276
Cash and cash equivalents	2,175	2,576
Total current assets	4,491	4,925
Assets held for sale	7,934	10,510
Total assets	105,543	112,004
Non-current liabilities
Debt obligations	33,747	38,579
Capital securities	3,137	3,024
Other non-current liabilities	1,291	1,499
Deferred tax liabilities	2,596	3,250
Total non-current liabilities	40,771	46,352
Current liabilities
Debt obligations	16,786	13,742
Capital securities	60	61
Accounts payable and other liabilities	3,460	3,762
Total current liabilities	20,306	17,565
Liabilities associated with assets held for sale	957	3,082
Total liabilities	62,034	66,999
Equity
Limited partners	8,871	8,805
General partner	4	4
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	15,852	15,736
FV LTIP units of the Operating Partnership	50	55
Interests of others in operating subsidiaries and properties	18,033	19,706
Total equity	43,509	45,005
Total liabilities and equity	105,543	112,004
Preference shares
Equity
Preferred equity	$ 699	$ 699